================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.   20549

                                    FORM N-Q

              QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                           MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21918

                        Oppenheimer Absolute Return Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: May 31

                      Date of reporting period: 8/31/2011
================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

                                           Shares         Value
----------------------------------------------------------------
COMMON STOCKS-39.4%
----------------------------------------------------------------
CONSUMER DISCRETIONARY-5.8%
----------------------------------------------------------------
AUTO COMPONENTS-0.3%
Magna International, Inc.                     627        $23,811
----------------------------------------------------------------
Nokian Renkaat OYJ                            650         24,109
                                                         -------
                                                          47,920
----------------------------------------------------------------
DISTRIBUTORS-0.2%
Genuine Parts Co.                             727         40,000
----------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES-0.4%
Invocare Ltd.                               4,060         32,109
----------------------------------------------------------------
Navitas Ltd.                                7,987         32,483
                                                         -------
                                                          64,592
----------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-0.9%
Accor SA                                      699         25,075
----------------------------------------------------------------
Carnival Corp.                              1,164         38,447
----------------------------------------------------------------
Chipotle Mexican Grill, Inc., Cl. A(1)        117         36,664
----------------------------------------------------------------
Echo Entertainment Group Ltd.(1)            2,400         10,164
----------------------------------------------------------------
OPAP SA                                     1,819         22,210
----------------------------------------------------------------
Tatts Group Ltd.                           11,979         29,707
                                                         -------
                                                         162,267
HOUSEHOLD DURABLES-0.2%
Leggett & Platt, Inc.                       1,811         40,186
----------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS-0.4%
Mattel, Inc.                                1,448         38,908
----------------------------------------------------------------
Yamaha Corp.                                2,500         28,205
                                                         -------
                                                          67,113
----------------------------------------------------------------
MEDIA-0.6%
Dentsu, Inc.                                1,000         31,505
----------------------------------------------------------------
ITV plc(1)                                 27,253         27,097
----------------------------------------------------------------
Modern Times Group, Cl. B                     460         23,727
----------------------------------------------------------------
Pearson plc                                 1,594         28,799
                                                         -------
                                                         111,128
----------------------------------------------------------------
SPECIALTY RETAIL-2.1%
Abercrombie & Fitch Co., Cl. A                507         32,250
----------------------------------------------------------------
Bed Bath & Beyond, Inc.(1)                    667         37,926
----------------------------------------------------------------
Fast Retailing Co. Ltd.                       200         38,155
----------------------------------------------------------------
Gap, Inc. (The)                             1,976         32,644
----------------------------------------------------------------
Hennes & Mauritz AB, Cl. B                    895         27,888
----------------------------------------------------------------
Home Depot, Inc. (The)                      1,115         37,219
----------------------------------------------------------------
Industria de Diseno Textil SA                 335         28,629
----------------------------------------------------------------
Limited Brands, Inc.                        1,026         38,721
----------------------------------------------------------------
Lowe's Cos., Inc.                           1,811         36,093
----------------------------------------------------------------
Tiffany & Co.                                 478         34,397
----------------------------------------------------------------
Urban Outfitters, Inc.(1)                   1,186         31,044
                                                         -------
                                                         374,966
----------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS-0.7%
Compagnie Financiere Richemont SA, Cl. A      474         27,516
----------------------------------------------------------------
Nike, Inc., Cl. B                             428         37,086

1 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

                                              Shares   Value
-------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS CONTINUED
-------------------------------------------------------------
Swatch Group AG (The), Cl. B                     56   $25,456
-------------------------------------------------------------
VF Corp.                                        328    38,396
                                                     --------
                                                      128,454
-------------------------------------------------------------
CONSUMER STAPLES-3.9%
-------------------------------------------------------------
BEVERAGES-0.2%
Coca-Cola Amatil Ltd.                         2,530    31,858
-------------------------------------------------------------
FOOD & STAPLES RETAILING-1.5%
Alimentation Couche-Tard, Inc.                  969    28,368
-------------------------------------------------------------
Empire Co. Ltd., Cl. A, Non-Vtg.                504    29,433
-------------------------------------------------------------
George Weston Ltd.                              440    30,525
-------------------------------------------------------------
Jean Coutu Group, Inc. (The), Cl. A           2,428    30,124
-------------------------------------------------------------
Loblaw Cos. Ltd.                                788    29,716
-------------------------------------------------------------
Metcash Ltd.                                  6,860    29,772
-------------------------------------------------------------
Metro, Inc., Cl. A                              615    29,271
-------------------------------------------------------------
North West Co., Inc. (The)                    1,440    29,820
-------------------------------------------------------------
Walgreen Co.                                    977    34,400
                                                     --------
                                                      271,429
-------------------------------------------------------------
FOOD PRODUCTS-1.9%
Ajinomoto Co., Inc.                           3,000    35,551
-------------------------------------------------------------
ConAgra Foods, Inc.(2)                        1,499    36,606
-------------------------------------------------------------
Goodman Fielder Ltd.                         17,474    12,994
-------------------------------------------------------------
Hormel Foods Corp.(2)                         1,333    36,804
-------------------------------------------------------------
J.M. Smucker Co. (The)                          493    35,540
-------------------------------------------------------------
Maple Leaf Foods, Inc.                        2,556    29,206
-------------------------------------------------------------
Nestle SA                                       479    29,667
-------------------------------------------------------------
Nichirei Corp.                                7,000    31,398
-------------------------------------------------------------
Nippon Meat Packers, Inc.                     2,000    24,968
-------------------------------------------------------------
Nisshin Seifun Group, Inc.                    2,500    31,716
-------------------------------------------------------------
Saputo, Inc.                                    651    26,843
                                                     --------
                                                      331,293
-------------------------------------------------------------
TOBACCO-0.3%
Imperial Tobacco Group plc                      877    29,071
-------------------------------------------------------------
Japan Tobacco, Inc.                               7    30,224
                                                     --------
                                                       59,295
-------------------------------------------------------------
ENERGY-1.4%
-------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-0.5%
Helmerich & Payne, Inc.                         559    31,874
-------------------------------------------------------------
Noble Corp.                                   1,036    34,975
-------------------------------------------------------------
Tenaris SA                                    1,403    23,318
                                                     --------
                                                       90,167
-------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-0.9%
Canadian Natural Resources Ltd.                 757    28,601
-------------------------------------------------------------
Pacific Rubiales Energy Corp.                 1,063    26,149
-------------------------------------------------------------
Pearl Exploration & Production Ltd.(1)        4,899    25,313
-------------------------------------------------------------
Pembina Pipeline Corp.                        1,157    30,115
-------------------------------------------------------------
Petrominerales Ltd.                             958    29,895
-------------------------------------------------------------
Uranium One, Inc.                             8,665    23,713
                                                     --------
                                                      163,786

2 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

                                       Shares     Value
--------------------------------------------------------
FINANCIALS-12.9%
--------------------------------------------------------
CAPITAL MARKETS-0.5%
3i Group plc                           13,899   $ 47,945
--------------------------------------------------------
T. Rowe Price Group, Inc.                 674     36,046
                                               ---------
                                                  83,991
--------------------------------------------------------
COMMERCIAL BANKS-0.3%
Bank of Montreal                          486     30,471
--------------------------------------------------------
Canadian Imperial Bank of Commerce        400     31,206
                                               ---------
                                                  61,677
--------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-0.5%
Groupe Bruxelles Lambert SA               362     29,214
--------------------------------------------------------
Investor AB, B Shares                   1,404     27,675
--------------------------------------------------------
Kinnevik Investment AB, Cl. B           1,325     28,312
                                               ---------
                                                  85,201
--------------------------------------------------------
INSURANCE-0.2%
Cincinnati Financial Corp.              1,411     39,395
--------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS-11.4%
American Capital Agency Corp.(2)       11,460    326,725
--------------------------------------------------------
Annaly Mortgage Management, Inc.       18,258    331,018
--------------------------------------------------------
ARMOUR Residential REIT, Inc.          43,553    326,212
--------------------------------------------------------
British Land Co. plc                    6,388     55,892
--------------------------------------------------------
Capital Shopping Centers Group         10,011     54,002
--------------------------------------------------------
CFS Retail Property Trust              16,756     32,360
--------------------------------------------------------
Commonwealth Property Office Fund      29,851     30,731
--------------------------------------------------------
Corio NV                                  501     29,158
--------------------------------------------------------
Fonciere des Regions SA                   311     25,911
--------------------------------------------------------
Gecina SA                                 224     25,079
--------------------------------------------------------
Hatteras Financial Corp.(2)            11,782    325,301
--------------------------------------------------------
ICADE                                     261     26,432
--------------------------------------------------------
Invesco Mortgage Capital, Inc.(2)      18,962    334,490
--------------------------------------------------------
Land Securities Group plc               4,376     52,318
--------------------------------------------------------
SEGRO plc                               6,189     25,991
--------------------------------------------------------
Unibail-Rodamco SE                        132     28,547
--------------------------------------------------------
Westfield Group                         3,500     30,582
                                               ---------
                                               2,060,749
--------------------------------------------------------
HEALTH CARE-3.1%
--------------------------------------------------------
BIOTECHNOLOGY-0.1%
Actelion Ltd.                             599     25,600
--------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES-1.1%
Intuitive Surgical, Inc.(1)                97     36,991
--------------------------------------------------------
Medtronic, Inc.                         1,095     38,402
--------------------------------------------------------
Straumann Holding AG                      134     25,591
--------------------------------------------------------
Stryker Corp.                             719     35,116
--------------------------------------------------------
Synthes, Inc.                             169     30,157
--------------------------------------------------------
Terumo Corp.                              500     26,432
                                               ---------
                                                 192,689
--------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-0.4%
Patterson Cos., Inc.                    1,275     37,256

3 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

                                             Shares   Value
------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Sigma Pharmaceuticals Ltd.                   59,760  $32,839
                                                     -------
                                                      70,095
------------------------------------------------------------
HEALTH CARE TECHNOLOGY-0.3%
Cerner Corp.(1)                                 578   38,125
------------------------------------------------------------
SXC Health Solutions Corp.(1)                   483   26,323
                                                     -------
                                                      64,448
------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES-0.2%
Thermo Fisher Scientific, Inc.(1)               663   36,419
------------------------------------------------------------
PHARMACEUTICALS-1.0%
Chugai Pharmaceutical Co. Ltd.                1,700   29,805
------------------------------------------------------------
Dainippon Sumitomo Pharma Co. Ltd.            3,000   30,598
------------------------------------------------------------
Novo Nordisk AS, Cl. B                          248   26,469
------------------------------------------------------------
Orion OYJ, Cl. B                              1,260   28,381
------------------------------------------------------------
Sanofi                                          391   28,454
------------------------------------------------------------
Shionogi & Co. Ltd.                           1,800   29,089
                                                     -------
                                                     172,796
------------------------------------------------------------
INDUSTRIALS-3.2%
------------------------------------------------------------
AEROSPACE & DEFENSE-0.2%
Precision Castparts Corp.                       238   38,996
------------------------------------------------------------
AIR FREIGHT & LOGISTICS-0.4%
C.H. Robinson Worldwide, Inc.                   533   37,577
------------------------------------------------------------
Yamato Transport Co. Ltd.                     1,700   29,574
                                                     -------
                                                      67,151
------------------------------------------------------------
BUILDING PRODUCTS-0.1%
Geberit AG                                      129   27,037
------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES-0.3%
Aggreko plc                                     985   31,004
------------------------------------------------------------
Societe BIC SA                                  321   31,171
                                                     -------
                                                      62,175
------------------------------------------------------------
CONSTRUCTION & ENGINEERING-0.2%
COMSYS Holdings Corp.                         3,100   31,093
------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-0.4%
3M Co.                                          440   36,511
------------------------------------------------------------
Smiths Group plc                              1,705   27,580
                                                     -------
                                                      64,091
------------------------------------------------------------
MACHINERY-0.4%
Fanuc Ltd.                                      200   33,375
------------------------------------------------------------
Zardoya Otis SA                               2,166   32,764
                                                     -------
                                                      66,139
------------------------------------------------------------
PROFESSIONAL SERVICES-0.3%
Experian plc                                  2,378   27,157
------------------------------------------------------------
Robert Half International, Inc.               1,422   34,014
                                                     -------
                                                      61,171
------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS-0.7%
Fastenal Co.(2)                               1,160   38,837
------------------------------------------------------------
Toyota Tsusho Corp.                           1,700   28,509
------------------------------------------------------------
W.W. Grainger, Inc.                             259   39,912

4 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

                                               Shares   Value
--------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS CONTINUED
Wolseley plc                                   1,074   $27,930
                                                      --------
                                                       135,188
--------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE-0.2%
Transurban Group                               5,488    30,329
--------------------------------------------------------------
INFORMATION TECHNOLOGY-4.0%
--------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-0.6%
F5 Networks, Inc.(1)                             409    33,383
--------------------------------------------------------------
Juniper Networks, Inc.(1)                      1,659    34,723
--------------------------------------------------------------
QUALCOMM, Inc.                                   706    36,331
                                                      --------
                                                       104,437
--------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-0.5%
Corning, Inc.                                  2,444    36,733
--------------------------------------------------------------
FUJIFILM Holdings Corp.                        1,000    24,294
--------------------------------------------------------------
Kyocera Corp.                                    300    27,690
                                                      --------
                                                        88,717
--------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-0.6%
Google, Inc., Cl. A(1)                            63    34,080
--------------------------------------------------------------
VeriSign, Inc.                                 1,246    38,813
--------------------------------------------------------------
Yahoo! Japan Corp.                                86    27,818
                                                      --------
                                                       100,711
--------------------------------------------------------------
IT SERVICES-0.4%
Total System Services, Inc.                    2,079    37,734
--------------------------------------------------------------
Visa, Inc., Cl. A                                446    39,194
                                                      --------
                                                        76,928
--------------------------------------------------------------
OFFICE ELECTRONICS-0.1%
Canon, Inc.                                      600    28,331
--------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-1.6%
Advantest                                      1,700    22,131
--------------------------------------------------------------
Analog Devices, Inc.                           1,121    37,015
--------------------------------------------------------------
Applied Materials, Inc.                        3,098    35,069
--------------------------------------------------------------
ARM Holdings plc                               3,180    29,271
--------------------------------------------------------------
ASML Holding NV                                  864    30,600
--------------------------------------------------------------
Infineon Technologies AG                       3,106    26,350
--------------------------------------------------------------
Novellus Systems, Inc.(1)                      1,225    34,263
--------------------------------------------------------------
Tokyo Electron Ltd.                              600    28,997
--------------------------------------------------------------
Xilinx, Inc.                                   1,200    37,368
                                                      --------
                                                       281,064
--------------------------------------------------------------
SOFTWARE-0.2%
Autonomy Corp. plc(1)                          1,117    45,693
--------------------------------------------------------------
MATERIALS-3.4%
--------------------------------------------------------------
CHEMICALS-0.8%
Novozymes AS, B Shares                           183    26,801
--------------------------------------------------------------
Orica Ltd.                                     1,090    27,346
--------------------------------------------------------------
Shin-Etsu Chemical Co.                           600    30,415
--------------------------------------------------------------
Sigma-Aldrich Corp.                              575    37,024
--------------------------------------------------------------
Solvay SA                                        208    25,520
                                                      --------
                                                       147,106

5 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

                                             Shares     Value
--------------------------------------------------------------
CONTAINERS & PACKAGING-0.2%
Amcor Ltd.                                    4,123    $29,726
--------------------------------------------------------------
METALS & MINING-2.4%
Anglo American plc                              653     27,216
--------------------------------------------------------------
Antofagasta plc                               1,358     29,738
--------------------------------------------------------------
Eurasian Natural Resources Corp.              2,435     26,958
--------------------------------------------------------------
Fresnillo plc                                 2,135     72,781
--------------------------------------------------------------
Iluka Resources Ltd.                          1,581     28,016
--------------------------------------------------------------
Kazakhmys plc                                 1,396     24,723
--------------------------------------------------------------
Newcrest Mining Ltd.                            741     31,882
--------------------------------------------------------------
Nucor Corp.                                     993     35,827
--------------------------------------------------------------
OceanaGold Corp.(1)                          12,300     30,218
--------------------------------------------------------------
Pacific Metals Co. Ltd.                       4,000     26,949
--------------------------------------------------------------
Randgold Resources Ltd.                         339     35,687
--------------------------------------------------------------
Rio Tinto plc                                   439     26,870
--------------------------------------------------------------
St. Barbara Ltd.(1)                          15,043     33,286
                                                     ---------
                                                       430,151
--------------------------------------------------------------
TELECOMMUNICATION SERVICES-0.9%
--------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES-0.7%
AT&T, Inc.                                    1,294     36,853
--------------------------------------------------------------
Portugal Telecom SGPS SA                      3,517     30,533
--------------------------------------------------------------
Tele2 AB, Cl. B                               1,437     30,319
--------------------------------------------------------------
Telstra Corp. Ltd.                            9,420     30,511
                                                     ---------
                                                       128,216
--------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-0.2%
NTT DoCoMo, Inc.                                 16     29,120
--------------------------------------------------------------
UTILITIES-0.8%
--------------------------------------------------------------
ELECTRIC UTILITIES-0.4%
SP AusNet                                    31,186     30,836
--------------------------------------------------------------
Spark Infrastructure Group(3)                21,553     28,914
--------------------------------------------------------------
Terna-Rete Electtrica Nationale SpA           6,721     24,368
                                                     ---------
                                                       84,118
--------------------------------------------------------------
ENERGY TRADERS-0.2%
Capital Power Corp.                           1,192     30,880
--------------------------------------------------------------
MULTI-UTILITIES-0.2%
Hastings Diversified Utilities Fund          17,891     31,459
                                                     ---------
Total Common Stocks (Cost $7,378,355)                7,097,541

                                          Principal
                                           Amount
--------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS-4.2%
Federal Home Loan Mortgage Corp.,
Interest-Only
Stripped Mtg.-Backed Security:
Series 2601, Cl. GS, 0%, 11/15/17(4),(5) $  361,321     27,425
Series 2639, Cl. SA, 0%, 7/15/22(4),(5)     286,218     25,491
Series 2815, Cl. PT, 28.056%, 11/15/32(4)   419,697     58,784
Series 3005, Cl. WI, 18.252%, 7/15/35(4)    437,835     59,819

6 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

                                                                        Principal
                                                                          Amount          Value
------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2003-33, Cl. IA, 12.391%, 5/25/33(4)                            $  155,246        $ 33,800
Trust 2003-52, Cl. NS, 18.34%, 6/25/23(4)                                277,056          39,263
Trust 2004-56, Cl. SE, 16.50%, 10/25/33(4)                               314,483          54,011
Trust 2005-14, Cl. SE, 25.147%, 3/25/35(4)                               468,322          72,928
Trust 2005-6, Cl. SE, 19.431%, 2/25/35(4)                                430,098          73,237
Trust 2005-87, Cl. SE, 22.468%, 10/25/35(4)                              441,279          61,665
Trust 2006-51, Cl. SA, 19.251%, 6/25/36(4)                               161,210          24,594
Trust 2006-53, Cl. US, 23.861%, 6/25/36(4)                               419,038          62,408
Trust 2006-60, Cl. DI, 30.681%, 4/25/35(4)                               351,620          54,964
Trust 2007-88, Cl. XI, 23.283%, 6/25/37(4)                               630,904         101,273
                                                                                        --------
Total Mortgage-Backed Obligations (Cost $637,911)                                        749,662
------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS-2.5%
U.S. Treasury Bills, 0.01%, 12/1/11(6) (Cost $449,878)                   450,000         449,982
------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS-8.0%
Argentina (Republic of) Bonds, 8.28%, 12/31/33                           155,439         128,237
------------------------------------------------------------------------------------------------
Colombia (Republic of) Sr. Nts., 7.375%, 3/18/19                         100,000         127,750
------------------------------------------------------------------------------------------------
Dominican Republic Unsec. Unsub. Nts., 9.04%, 1/23/18(3)                  44,812          49,965
------------------------------------------------------------------------------------------------
El Salvador (Republic of) Unsec. Bonds, 8.25%, 4/10/32(3)                 42,000          47,250
------------------------------------------------------------------------------------------------
Hellenic Republic Sr. Unsec. Unsub. Bonds, 30 yr., 4.50%, 9/20/37         66,000   EUR    38,828
------------------------------------------------------------------------------------------------
Hungary (Republic of) Sr. Unsec. Unsub. Nts., 6.25%, 1/29/20              47,000          49,045
------------------------------------------------------------------------------------------------
Ireland (Republic of) Bonds, 4.50%, 4/18/20                               43,000   EUR    48,044
------------------------------------------------------------------------------------------------
Lithuania (Republic of) Sr. Unsec. Unsub. Nts., 7.375%, 2/11/20(3)       100,000         116,400
------------------------------------------------------------------------------------------------
Panama (Republic of) Bonds, 8.875%, 9/30/27                               34,000          50,320
------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Unsec. Nts., 7.125%, 3/30/19                       20,000          24,990
------------------------------------------------------------------------------------------------
Peru (Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33                   17,000          25,330
------------------------------------------------------------------------------------------------
Philippines (Republic of the) Sr. Unsec. Unsub. Nts., 7.50%, 9/25/24     100,000         128,250
------------------------------------------------------------------------------------------------
Poland (Republic of) Sr. Unsec. Unsub. Nts., 5%, 10/19/15                 45,000          48,791
------------------------------------------------------------------------------------------------
Portugal (Republic of) Treasury Bonds, 4.80%, 6/15/20                     41,000   EUR    38,985
------------------------------------------------------------------------------------------------
South Africa (Republic of) Sr. Unsec. Unsub. Nts., 6.50%, 6/2/14          43,000          48,504
------------------------------------------------------------------------------------------------
Spain (Kingdom of) Sr. Unsub. Bonds, 4.85%, 10/31/20                      35,000   EUR    49,893
------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts., 7%, 6/5/20                                     83,000          96,695
------------------------------------------------------------------------------------------------
Ukraine (Republic of) Sr. Unsec. Nts., 6.75%, 11/14/17(3)                100,000         100,350
------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Sr. Nts., 6.875%, 9/28/25                  83,000         104,165
------------------------------------------------------------------------------------------------
Venezuela (Republic of) Bonds, 9%, 5/7/23                                165,000         114,263
                                                                                        --------
Total Foreign Government Obligations (Cost $1,445,709)                                 1,436,055
------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES-24.6%
CONSUMER DISCRETIONARY-3.5%
------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-0.5%
Harrah's Operating Co., Inc., 10% Sr. Sec. Nts., 12/15/18                115,000          90,850
------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES-0.5%
Reynolds Group Issuer, Inc./Reynolds Group Issuer
LLC/Reynolds Group Issuer Luxembourg SA, 9% Sr. Nts.,
4/15/19(3)                                                               100,000          90,500

7 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

                                                                                  Principal
                                                                                   Amount     Value
-----------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS-0.3%
Toys R Us Property Co. I LLC, 10.75% Sr. Unsec. Nts., 7/15/17                     $ 45,000   $ 48,825
-----------------------------------------------------------------------------------------------------
MEDIA-1.7%
Cablevision Systems Corp., 8.625% Sr. Unsec. Unsub. Nts., 9/15/17                   45,000     47,925
-----------------------------------------------------------------------------------------------------
Cengage Learning Acquisitions, Inc., 10.50% Sr. Nts., 1/15/15(3)                   150,000    116,250
-----------------------------------------------------------------------------------------------------
Cequel Communications Holdings I LLC, 8.625% Sr. Unsec. Nts., 11/15/17(3)           50,000     52,250
-----------------------------------------------------------------------------------------------------
Clear Channel Worldwide Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts., 12/15/17(3)   45,000     48,375
-----------------------------------------------------------------------------------------------------
WMG Acquisition Corp., 9.50% Sr. Sec. Nts., 6/15/16                                 45,000     46,125
                                                                                            ---------
                                                                                              310,925
-----------------------------------------------------------------------------------------------------
MULTILINE RETAIL-0.2%
Sears Holdings Corp., 6.625% Sr. Sec. Nts., 10/15/18(3)                             50,000     41,750
-----------------------------------------------------------------------------------------------------
SPECIALTY RETAIL-0.3%
Gap, Inc. (The), 5.95% Sr. Unsec. Unsub. Nts., 4/12/21                              50,000     47,504
-----------------------------------------------------------------------------------------------------
CONSUMER STAPLES-0.3%
-----------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING-0.3%
SUPERVALU, Inc., 8% Sr. Unsec. Nts., 5/1/16                                         50,000     49,250
-----------------------------------------------------------------------------------------------------
ENERGY-4.4%
-----------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-1.3%
Expro Finance Luxembourg SCA, 8.50% Sr. Sec. Nts., 12/15/16(3)                     100,000     96,000
-----------------------------------------------------------------------------------------------------
Offshore Group Investments Ltd., 11.50% Sr. Sec. Nts., 8/1/15                      130,000    139,100
                                                                                            ---------
                                                                                              235,100
-----------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-3.1%
Alliance Oil Co. Ltd., 9.875% Sr. Unsec. Nts., 3/11/15(3)                          100,000    104,250
-----------------------------------------------------------------------------------------------------
ATP Oil & Gas Corp., 11.875% Sr. Sec. Nts., 5/1/15                                  50,000     43,875
-----------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.625% Sr. Unsec. Nts., 8/15/20                            50,000     52,500
-----------------------------------------------------------------------------------------------------
CONSOL Energy, Inc., 8% Sr. Unsec. Unsub. Nts., 4/1/17                              50,000     53,438
-----------------------------------------------------------------------------------------------------
Energy Transfer Equity LP, 7.50% Sr. Unsec. Nts., 10/15/20                          50,000     51,500
-----------------------------------------------------------------------------------------------------
Kazatomprom, 6.25% Bonds, 5/20/15(3)                                               100,000    105,240
-----------------------------------------------------------------------------------------------------
Linn Energy LLC/Linn Energy Finance Corp., 8.625% Sr. Unsec. Nts., 4/15/20          50,000     53,750
-----------------------------------------------------------------------------------------------------
Sabine Pass LNG LP, 7.50% Sr. Sec. Nts., 11/30/16                                  100,000     99,000
                                                                                            ---------
                                                                                              563,553
-----------------------------------------------------------------------------------------------------
FINANCIALS-2.8%
-----------------------------------------------------------------------------------------------------
CAPITAL MARKETS-0.5%
Springleaf Finance Corp., 6.90% Nts., Series J, 12/15/17                           100,000     85,000
-----------------------------------------------------------------------------------------------------
COMMERCIAL BANKS-0.8%
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.75% Nts., 5/29/18(3)             130,000    148,525
-----------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT-0.8%
Evergrande Real Estate Ltd., 13% Sr. Unsec. Unsub. Bonds, 1/27/15(3)               100,000     94,075
-----------------------------------------------------------------------------------------------------
Realogy Corp., 11.50% Sr. Unsec. Unsub. Nts., 4/15/17                               55,000     44,000
                                                                                            ---------
                                                                                              138,075
-----------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE-0.7%
Residential Capital LLC, 9.625% Jr. Sec. Nts., 5/15/15                             145,000    129,231

8 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

                                                                  Principal
                                                                   Amount      Value
-------------------------------------------------------------------------------------
HEALTH CARE-1.9%
-------------------------------------------------------------------------------------
BIOTECHNOLOGY-0.3%
Grifols SA/Giant Funding Corp., 8.25% Sr. Nts., 2/1/18(3)         $ 50,000   $ 50,250
-------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES-0.3%
Biomet, Inc., 11.625% Sr. Unsec. Sub. Nts., 10/15/17                45,000     48,375
-------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-0.5%
Community Health Systems, Inc., 8.875% Sr. Unsec. Nts., 7/15/15     45,000     45,731
-------------------------------------------------------------------------------------
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II,
Inc., 8% Sr. Nts., 2/1/18                                           50,000     47,875
                                                                            ---------
                                                                               93,606
-------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY-0.3%
IMS Health, Inc., 12.50% Sr. Nts., 3/1/18(7)                        45,000     51,975
-------------------------------------------------------------------------------------
PHARMACEUTICALS-0.5%
Valeant Pharmaceuticals International, Inc., 6.875% Sr. Unsec.
Nts., 12/1/18(3)                                                    50,000     46,250
-------------------------------------------------------------------------------------
Warner Chilcott Co. LLC, 7.75% Sr. Nts., 9/15/18(3)                 45,000     44,438
                                                                            ---------
                                                                               90,688
-------------------------------------------------------------------------------------
INDUSTRIALS-1.6%
-------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS-0.5%
CHC Helicopter SA, 9.25% Sr. Sec. Nts., 10/15/20(3)                110,000     91,850
-------------------------------------------------------------------------------------
AIRLINES-0.2%
American Airlines, Inc., 7.50% Sr. Sec. Nts., 3/15/16(3)            50,000     45,500
-------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES-0.3%
Aramark Services, Inc., 8.50% Sr. Unsec. Nts., 2/1/15               50,000     51,875
-------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT-0.3%
RBS Global, Inc./Rexnord LLC, 8.50% Sr. Unsec. Nts., 5/1/18         50,000     50,750
-------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS-0.3%
McJunkin Red Man Corp., 9.50% Sr. Sec. Nts., 12/15/16               50,000     50,500
INFORMATION TECHNOLOGY-0.6%
-------------------------------------------------------------------------------------
IT SERVICES-0.4%
First Data Corp., 10.55% Sr. Unsec. Nts., 9/24/15(8)                72,038     68,076
-------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-0.2%
Freescale Semiconductor, Inc., 9.25% Sr. Sec. Nts., 4/15/18(3)      45,000     47,588
-------------------------------------------------------------------------------------
MATERIALS-3.8%
-------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS-0.9%
CEMEX Espana SA, 9.25% Sr. Sec. Nts., 5/12/20(3)                    95,000     77,900
-------------------------------------------------------------------------------------
CEMEX Finance LLC, 9.50% Sr. Sec. Bonds, 12/14/16(3)               100,000     88,750
                                                                            ---------
                                                                              166,650
METALS & MINING-2.2%
Corporacion Nacional del Cobre de Chile (Codelco), 7.50%
Unsec. Unsub. Nts., 1/15/19(3)                                     100,000    127,840
-------------------------------------------------------------------------------------
FMG Resources Pty Ltd., 7% Sr. Nts., 11/1/15(3)                     50,000     50,125
-------------------------------------------------------------------------------------
JSC Severstal, 6.70% Nts., 10/25/17(3)                             100,000     99,750
-------------------------------------------------------------------------------------
Novelis, Inc., 8.75% Sr. Unsec. Nts., 12/15/20                      50,000     52,875
-------------------------------------------------------------------------------------
Petrohawk Energy Corp., 7.25% Sr. Unsec. Nts., 8/15/18              50,000     58,563
                                                                            ---------
                                                                              389,153

9 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

                                                                                    Principal
                                                                                     Amount      Value
-------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS-0.7%
NewPage Corp., 11.375% Sr. Sec. Nts., 12/31/14                                     $  155,000  $137,175
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-3.0%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES-0.6%
Frontier Communications Corp., 8.50% Sr. Unsec. Nts., 4/15/20                          45,000    47,363
-------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25% Sr. Unsec. Nts., 2/4/17                                  50,000    48,625
                                                                                               --------
                                                                                                 95,988
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-2.4%
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75% Sr. Sec. Nts., 5/1/17(3)         50,000    53,750
-------------------------------------------------------------------------------------------------------
Clearwire Communications LLC/Clearwire Finance, Inc., 12% Sr. Sec. Nts., 12/1/15(3)    45,000    42,750
-------------------------------------------------------------------------------------------------------
Cricket Communications, Inc., 7.75% Sr. Unsec. Nts., 10/15/20                          50,000    44,625
-------------------------------------------------------------------------------------------------------
VimpelCom Holdings BV, 7.504% Sr. Unsec. Unsub. Nts., 3/1/22(3)                       200,000   191,200
-------------------------------------------------------------------------------------------------------
Wind Acquisition Finance SA, 11.75% Sr. Sec. Nts., 7/15/17(3)                         100,000   104,250
                                                                                               --------
                                                                                                436,575
UTILITIES-2.7%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES-1.0%
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17                                     75,000    52,875
-------------------------------------------------------------------------------------------------------
Empresa Distribuidora y Comercializadora Norte SA, 9.75% Nts., 10/25/22(3)             90,000    81,450
-------------------------------------------------------------------------------------------------------
Energy Future Intermediate Holding Co. LLC, 10% Sr. Sec. Nts., 12/1/20                 50,000    50,653
                                                                                               --------
                                                                                                184,978
-------------------------------------------------------------------------------------------------------
ENERGY TRADERS-0.5%
Dynegy Holdings, Inc., 7.75% Sr. Unsec. Nts., 6/1/19                                   65,000    39,975
-------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.875% Sr. Unsec. Nts., 5/15/21(3)                                   50,000    49,375
                                                                                               --------
                                                                                                 89,350
-------------------------------------------------------------------------------------------------------
WATER UTILITIES-1.2%
Cia de Saneamento Basico do Estado de Sao Paulo, 6.25% Sr. Unsec. Nts., 12/16/20(3)   200,000   207,000
                                                                                               --------
Total Non-Convertible Corporate Bonds and Notes (Cost $4,560,461)                             4,426,990
-------------------------------------------------------------------------------------------------------
EVENT-LINKED BONDS-8.6%
Kortis Capital Ltd. Catastrophe Linked Nts., 5.133%, 1/15/17(3),(9)                   250,000   250,250
-------------------------------------------------------------------------------------------------------
Montana Re Ltd. Catastrophe Linked Nts., 9.752%, 1/8/14(3),(9)                        250,000   166,375
-------------------------------------------------------------------------------------------------------
Nelson Re Ltd. Catastrophe Linked Nts., Series 2008-1, Cl. H, 2.575%, 9/6/11(3),(9)   500,000   153,075
-------------------------------------------------------------------------------------------------------
Successor X Ltd. Catastrophe Linked Nts., 16.781%, 4/4/13(3),(9)                      500,000   474,425
-------------------------------------------------------------------------------------------------------
Vita Capital IV Ltd. Catastrophe Linked Nts., 3.793%, 1/15/15(3),(9)                  500,000   503,550
                                                                                              ---------
Total Event-Linked Bonds (Cost $1,473,421)                                                    1,547,675

10 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

                                                             Shares             Value
-----------------------------------------------------------------------------------------
INVESTMENT COMPANY-14.9%
Oppenheimer Master Event-Linked Bond Fund, LLC(10)
(Cost $2,673,322)                                           242,829           $ 2,676,223
-----------------------------------------------------------------------------------------
Total Investments, at Value (Cost $18,619,057)                102.2%           18,384,128
-----------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                          (2.2)             (392,494)
                                                            -----------------------------
Net Assets                                                    100.0%          $17,991,634
                                                            =============================

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

EUR          Euro

1. Non-income producing security.

2. All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options. See accompanying Notes.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $4,287,785 or 23.83% of the Fund's net assets as of August 31, 2011.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $749,662 or 4.17% of the Fund's net assets as of August 31, 2011.

5. The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

6. All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $449,982. See accompanying Notes.

7. Restricted security. The aggregate value of restricted securities as of August 31, 2011 was $51,975, which represents 0.29% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                              ACQUISITION                             UNREALIZED
SECURITY                                         DATE        COST          VALUE     APPRECIATION
-------------------------------------------------------------------------------------------------
IMS Health, Inc., 12.50% Sr. Nts., 3/1/18     7/21/10       $51,388        $51,975           $587

8. Interest or dividend is paid-in-kind, when applicable.

9. Represents the current interest rate for a variable or increasing rate security.

11 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

10. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                             SHARES         GROSS       GROSS           SHARES
                                                          MAY 31, 2011    ADDITIONS   REDUCTIONS    AUGUST 31, 2011
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Commodity Strategy Total Return Fund,  Cl. Y       122,762           --      122,762                 --
Oppenheimer Institutional Money Market Fund, Cl. E           1,018,003    8,285,630    9,303,633                 --
Oppenheimer Master Event-Linked Bond Fund, LLC                 197,041       45,788           --            242,829
Oppenheimer Master Loan Fund, LLC                              179,856           --      179,856                 --

                                                                                        REALIZED
                                                               VALUE     INCOME        GAIN (LOSS)
-----------------------------------------------------------------------------------------------------
Oppenheimer Commodity Strategy Total Return Fund,  Cl. Y    $       --  $    --       $   (34,195)
Oppenheimer Institutional Money Market Fund, Cl. E                  --      146                --
Oppenheimer Master Event-Linked Bond Fund, LLC               2,676,223   50,863 (a)         8,256  (a)
Oppenheimer Master Loan Fund, LLC                                   --   34,190 (b)       (60,821) (b)
                                                            -----------------------------------------
                                                            $2,676,223  $85,199       $   (86,760)
                                                            =========================================

----------
a. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.
b. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of August 31, 2011 based on valuation input level:

                                                                                                  LEVEL 3-
                                                            LEVEL 1-             LEVEL 2-       SIGNIFICANT
                                                          UNADJUSTED        OTHER SIGNIFICANT   UNOBSERVABLE
                                                         QUOTED PRICES      OBSERVABLE INPUTS     INPUTS               VALUE
--------------------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary                                 $   784,845            $     251,781      $--               $ 1,036,626
  Consumer Staples                                           527,024                  166,851       --                   693,875
  Energy                                                     253,953                       --       --                   253,953
  Financials                                               2,237,340                   93,673       --                 2,331,013
  Health Care                                                413,284                  148,763       --                   562,047
  Industrials                                                491,912                   91,458       --                   583,370
  Information Technology                                     510,999                  214,882       --                   725,881
  Materials                                                  434,789                  172,194       --                   606,983
  Telecommunication Services                                  97,683                   59,653       --                   157,336
  Utilities                                                  114,998                   31,459       --                   146,457
Mortgage-Backed Obligations                                       --                  749,662       --                   749,662
U.S. Government Obligations                                       --                  449,982       --                   449,982
Foreign Government Obligations                                    --                1,436,055       --                 1,436,055

12 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

                                                                                                LEVEL 3-
                                                            LEVEL 1-             LEVEL 2-      SIGNIFICANT
                                                          UNADJUSTED        OTHER SIGNIFICANT  UNOBSERVABLE
                                                         QUOTED PRICES      OBSERVABLE INPUTS     INPUTS              VALUE
------------------------------------------------------------------------------------------------------------------------------
Non-Convertible Corporate Bonds and Notes                         --                4,426,990         --            4,426,990
Event-Linked Bonds                                                --                1,547,675         --            1,547,675
Investment Company                                                --                2,676,223         --            2,676,223
                                                         ---------------------------------------------------------------------
Total Investments, at Value                                5,866,827               12,517,301         --           18,384,128
OTHER FINANCIAL INSTRUMENTS:
Futures margins                                                1,031                       --         --                1,031
Foreign currency exchange contracts                               --                   30,253         --               30,253
Appreciated swaps, at value                                       --                  439,562         --              439,562
                                                         ---------------------------------------------------------------------
Total Assets                                             $ 5,867,858            $  12,987,116      $  --          $18,854,974
                                                         ---------------------------------------------------------------------

LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Futures margins                                          $   (42,607)           $          --      $  --          $   (42,607)
Foreign currency exchange contracts                               --                  (91,031)        --              (91,031)
Appreciated swaps, at value                                       --                  (21,794)        --              (21,794)
Depreciated swaps, at value                                       --                 (755,197)        --             (755,197)
Appreciated options written, at value                         (1,440)                  (3,173)        --               (4,613)
Depreciated options written, at value                       (183,816)                  (1,647)        --             (185,463)
                                                         ---------------------------------------------------------------------
Total Liabilities                                        $  (227,863)           $    (872,842)     $  --          $(1,100,705)
                                                         ---------------------------------------------------------------------


Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF AUGUST 31, 2011 ARE AS FOLLOWS

                                                    CONTRACT
COUNTERPARTY/CONTRACT                                AMOUNT                  EXPIRATION               UNREALIZED      UNREALIZED
DESCRIPTION                          BUY/SELL        (000'S)                    DATE        VALUE    APPRECIATION    DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
BANC OF AMERICA:
Canadian Dollar (CAD)                Buy                 18  CAD               11/22/11  $   18,346  $          --  $          46
Canadian Dollar (CAD)                Sell               170  CAD               11/22/11     173,268             --          1,184
Hong Kong Dollar (HKD)               Sell               770  HKD                11/2/11      98,962             --             50
Indian Rupee (INR)                   Buy              1,264  INR                11/8/11      27,307             --            148
Mexican Nuevo Peso (MXN)             Buy                110  MXN               11/22/11       8,855             --              9
New Taiwan Dollar (TWD)              Sell            10,000  TWD                9/14/11     344,781          1,240             --
Philippines Peso (PHP)               Buy                406  PHP               10/24/11       9,597             --             10
Philippines Peso (PHP)               Sell            15,000  PHP                11/2/11     354,559          1,482             --
Singapore Dollar (SGD)               Sell               430  SGD                11/2/11     357,181             --            178
                                                                                                      ---------------------------
                                                                                                             2,722          1,625
---------------------------------------------------------------------------------------------------------------------------------
BANK PARIBAS ASIA - FGN:
Chinese Renminbi (Yuan) (CNY)        Sell             2,300  CNY               10/11/11     360,863            261             --
Polish Zloty (PLZ)                   Buy                 52  PLZ               11/22/11      17,920             --             91
                                                                                                      ---------------------------
                                                                                                               261             91
---------------------------------------------------------------------------------------------------------------------------------
BARCLAY'S CAPITAL:
Australian Dollar (AUD)              Buy                352  AUD       10/4/11-11/22/11     374,460             --            268
Australian Dollar (AUD)              Sell                22  AUD               11/22/11      23,277             --            574

13 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

                                                    CONTRACT
COUNTERPARTY/CONTRACT                                AMOUNT                  EXPIRATION               UNREALIZED     UNREALIZED
DESCRIPTION                           BUY/SELL       (000'S)                   DATE          VALUE   APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Canadian Dollar (CAD)                Sell               585  CAD               12/21/11     595,957            219          1,377
Euro (EUR)                           Sell                51  EUR               11/22/11      73,189            221             --
Japanese Yen (JPY)                   Sell            31,000  JPY                 9/8/11     404,884             --            923
Russian Ruble (RUR)                  Buy              2,996  RUR       10/24/11-11/7/11     103,069             --          2,893
Russian Ruble (RUR)                  Sell             1,324  RUR                11/7/11      45,493            683            669
South Korean Won (KRW)               Buy             19,500  KRW                11/8/11      18,202             --             66
                                                                                                       --------------------------
                                                                                                             1,123          6,770
---------------------------------------------------------------------------------------------------------------------------------
CITIGROUP:
Australian Dollar (AUD)              Sell               570  AUD               12/21/11     601,208             --         10,439
Chilean Peso (CLP)                   Buy             23,300  CLP               11/22/11      49,920            934             --
Colombian Peso (COP)                 Buy             59,300  COP                10/7/11      33,271            279             --
Euro (EUR)                           Sell             1,065  EUR                9/22/11   1,529,430             --         20,748
Japanese Yen (JPY)                   Sell            61,000  JPY                9/22/11     796,796             --         35,956
Philippines Peso (PHP)               Sell               406  PHP               10/24/11       9,597              3             --
Russian Ruble (RUR)                  Sell             2,205  RUR               10/24/11      75,890          3,256             --
                                                                                                       --------------------------
                                                                                                             4,472         67,143
---------------------------------------------------------------------------------------------------------------------------------
CITIGROUP EM:
Chilean Peso (CLP)                   Buy             12,600  CLP               11/22/11      26,995             --             61
Chilean Peso (CLP)                   Sell           117,000  CLP                10/3/11     252,532          1,706             --
Colombian Peso (COP)                 Buy            152,500  COP                10/7/11      85,561             --             17
Egyptian Pounds (EGP)                Sell               250  EGP                9/27/11      41,731             --            426
                                                                                                       --------------------------
                                                                                                             1,706            504
---------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE:
Argentine Peso (ARP)                 Sell               880  ARP                9/26/11     207,947          1,652             --
British Pound Sterling (GBP)         Sell               185  GBP                9/22/11     300,235            638             --
Chilean Peso (CLP)                   Buy            140,000  CLP       10/3/11-11/22/11     301,809            600            250
Colombian Peso (COP)                 Sell            88,000  COP               11/22/11      49,240             --            487
Hungarian Forint (HUF)               Sell            71,000  HUF                 9/1/11     375,569            465             --
Malaysian Ringgit (MYR)              Buy                 54  MYR                11/8/11      18,026             --            165
Swedish Krona (SEK)                  Buy                480  SEK               11/22/11      75,351             --            752
Swiss Franc (CHF)                    Buy                 57  CHF               11/22/11      70,915             --          1,895
                                                                                                       --------------------------
                                                                                                             3,355          3,549
---------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE EM
Argentine Peso (ARP)                 Buy                880  ARP                9/26/11     207,947             --          2,203
---------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE BANK CAPITAL CORP.:
Australian Dollar (AUD)              Sell                60  AUD                 9/8/11      64,067             --            249
British Pound Sterling (GBP)         Sell               211  GBP        9/8/11-11/22/11     342,414            994             --
Canadian Dollar (CAD)                Sell               260  CAD                 9/8/11     265,443             --             42
New Taiwan Dollar (TWD)              Sell               796  TWD                11/8/11      27,472            119             --
Swiss Franc (CHF)                    Sell                55  CHF                 9/8/11      68,266             --          1,115
Thailand Baht (THB)                  Sell            11,000  THB                 9/1/11     367,034             --            367
                                                                                                       --------------------------
                                                                                                             1,113          1,773
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS EM
Brazilian Real (BRR)                 Buy                237  BRR                10/4/11     147,946          1,983             --
---------------------------------------------------------------------------------------------------------------------------------
GOLDMAN, SACHS & CO.:
Japanese Yen (JPY)                   Buy              4,400  JPY               11/22/11      57,509             --             67
Norwegian Krone (NOK)                Buy                100  NOK               11/22/11      18,552             --             58

14 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

                                                    CONTRACT
COUNTERPARTY/CONTRACT                                AMOUNT                  EXPIRATION               UNREALIZED     UNREALIZED
DESCRIPTION                          BUY/SELL       (000'S)                    DATE          VALUE   APPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Norwegian Krone (NOK)                Sell               250  NOK               11/22/11      46,379             --            806
                                                                                                       -------------------------
                                                                                                                --            931
---------------------------------------------------------------------------------------------------------------------------------
HSBC EM
Brazilian Real (BRR)                 Buy                570  BRR                10/4/11     355,819             --            710
---------------------------------------------------------------------------------------------------------------------------------
JP MORGAN CHASE:
Chinese Renminbi (Yuan) (CNY)        Sell               175  CNY                11/8/11      27,491             57             --
Japanese Yen (JPY)                   Buy             23,000  JPY                 9/1/11     300,379             --             78
Japanese Yen (JPY)                   Sell            23,000  JPY                 9/1/11     300,379             --            431
New Turkish Lira (TRY)               Buy                620  TRY                11/2/11     357,669             --            240
                                                                                                       --------------------------
                                                                                                                57            749
---------------------------------------------------------------------------------------------------------------------------------
JP MORGAN EM:
Colombian Peso (COP)                 Sell           211,800  COP                10/7/11     118,831             --            143
Thailand Baht (THB)                  Buy             11,000  THB                 9/1/11     367,034             --          2,653
                                                                                                       --------------------------
                                                                                                                --          2,796
---------------------------------------------------------------------------------------------------------------------------------
NOMURA SECURITIES
Swiss Franc (CHF)                    Sell                 3  CHF               11/22/11       3,732             --             55
---------------------------------------------------------------------------------------------------------------------------------
STANDARD NY EM
Egyptian Pounds (EGP)                Buy                850  EGP       9/27/11-11/10/11     140,634            579            559
---------------------------------------------------------------------------------------------------------------------------------
STATE STREET:
British Pound Sterling (GBP)         Buy                 45  GBP                10/4/11      73,020             --            522
Euro (EUR)                           Buy                275  EUR                10/4/11     394,864          3,436             --
Euro (EUR)                           Sell             1,100  EUR                 9/8/11   1,579,979          6,297             --
Hungarian Forint (HUF)               Buy             71,000  HUF                 9/1/11     375,569            305             --
Japanese Yen (JPY)                   Buy             34,000  JPY        9/22/11-10/4/11     444,159          2,836            100
South African Rand (ZAR)             Buy              2,658  ZAR       11/2/11-11/22/11     376,535              8            836
                                                                                                       --------------------------
                                                                                                            12,882          1,458
---------------------------------------------------------------------------------------------------------------------------------
WESTPAC
New Zealand Dollar (NZD)             Buy                 32  NZD               11/22/11      27,095             --            115
                                                                                                       --------------------------
Total unrealized appreciation and depreciation                                                        $     30,253  $      91,031
                                                                                                       ==========================

FUTURES CONTRACTS AS OF AUGUST 31, 2011 ARE AS FOLLOWS:

                                                                                           UNREALIZED
                                                    NUMBER OF  EXPIRATION                 APPRECIATION
CONTRACT DESCRIPTION                      BUY/SELL  CONTRACTS     DATE         VALUE     (DEPRECIATION)
------------------------------------------------------------------------------------------------------
Euro-Bundesobligation                     Buy               2      9/8/11  $  386,589  $        2,505
Japan (Government of) Mini Bonds, 10 yr.  Buy               2      9/7/11     371,973             987
Standard & Poor's 500 E-Mini Index        Sell             60     9/16/11   3,653,100         (63,279)
U.S. Treasury Long Bonds, 20 yr.          Buy              31    12/20/11   4,216,969         (30,242)
U.S. Treasury Nts., 2 yr.                 Sell             15    12/30/11   3,307,500            (157)
U.S. Treasury Nts., 5 yr.                 Sell              7    12/30/11     857,828            (609)
                                                                                          ------------
                                                                                       $      (90,795)
                                                                                          ============

WRITTEN OPTIONS AS OF AUGUST 31, 2011 ARE AS FOLLOWS:

                                                                                                         UNREALIZED
                                          NUMBER OF    EXERCISE   EXPIRATION    PREMIUMS                APPRECIATION/
DESCRIPTION                        TYPE   CONTRACTS     PRICE       DATE        RECEIVED      VALUE    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
British Pound Sterling (GBP)       Call     170,000  $    1.626      9/2/11  $   1,638    $  (1,647)  $           (9)
British Pound Sterling (GBP)       Put      170,000       1.626      9/2/11      1,638         (771)             867

15 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund
STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

Japanese Yen (JPY)                   Call   23,000,000      76.600       9/2/11        2,102      (1,231)             871
Japanese Yen (JPY)                    Put   23,000,000      76.600       9/2/11        2,102      (1,171)             931
Standard & Poor's 500 Index (The)    Call            8   1,030.000      9/16/11       95,174    (150,800)         (55,626)
Standard & Poor's 500 Index (The)    Call            8   1,200.000      9/16/11        9,416     (33,016)         (23,600)
Standard & Poor's 500 Index (The)     Put            8   1,030.000      9/16/11       13,576      (1,440)          12,136
                                                                                 -----------  ----------  ---------------
                                                                                    $125,646  $ (190,076) $       (64,430)
                                                                                 ===========  ==========  ===============

CREDIT DEFAULT SWAP CONTRACTS AS OF AUGUST 31, 2011 ARE AS FOLLOWS:

                                                            PAY/                         UPFRONT
                                  BUY/SELL                RECEIVE                        PAYMENT                    UNREALIZED
REFERENCE ENTITY/                  CREDIT     NOTIONAL     FIXED       TERMINATION      RECEIVED/                  APPRECIATION
SWAP COUNTERPARTY                PROTECTION    AMOUNT       RATE           DATE          (PAID)       VALUE       (DEPRECIATION)
------------------------------  -----------  ----------  ---------  -----------------  ----------  -----------  -----------------
 CARNIVAL CORP.
 Deutsche Bank, London Branch           Buy  $  380,000          1%           9/20/16  $   (7,236) $     7,492  $             256
                                             ----------                                ----------  -----------  -----------------
                                      Total     380,000                                    (7,236)       7,492                256
 CBS CORP.
 Barclays Bank plc                     Sell     380,000          1            9/20/16      (2,238)      (1,962)            (4,200)
                                             ----------                                ----------  -----------  -----------------
                                      Total     380,000                                    (2,238)      (1,962)            (4,200)
 CISCO SYSTEMS, INC.
 Barclays Bank plc                      Buy     380,000          1            9/20/16       5,241       (2,051)             3,190
                                             ----------                                ----------  -----------  -----------------
                                      Total     380,000                                     5,241       (2,051)             3,190
 EXPEDIA, INC
 Goldman Sachs International           Sell     380,000          1            9/20/16      15,435      (15,099)               336
                                             ----------                                ----------  -----------  -----------------
                                      Total     380,000                                    15,435      (15,099)               336
 GATX CORP.
 Credit Suisse International           Sell     380,000          1            9/20/16      16,116      (18,465)            (2,349)
                                             ----------                                ----------  -----------  -----------------
                                      Total     380,000                                    16,116      (18,465)            (2,349)
 HEWLETT-PACKARD CO.
 Citibank NA, New York                  Buy     380,000          1            9/20/16       5,241          511              5,752
                                             ----------                                ----------  -----------  -----------------
                                      Total     380,000                                     5,241          511              5,752
 INGERSOLL-RAND CO.
 Deutsche Bank, London Branch           Buy     380,000          1            9/20/16      10,399      (10,495)               (96)
                                             ----------                                ----------  -----------  -----------------
                                      Total     380,000                                    10,399      (10,495)               (96)
 LOWE'S CO., INC.
 Goldman Sachs International            Buy     380,000          1            9/20/16       5,810       (4,644)             1,166
                                             ----------                                ----------  -----------  -----------------
                                      Total     380,000                                     5,810       (4,644)             1,166
 RR DONNELLEY & SONS CO.
 Deutsche Bank, London Branch          Sell     380,000          5            9/20/16     (33,200)      (7,412)           (40,612)
                                             ----------                                ----------  -----------  -----------------
                                      Total     380,000                                   (33,200)      (7,412)           (40,612)
 SLM CORP.
 Citibank NA, New York                 Sell     300,000          5            9/20/16     (24,765)      (2,338)           (27,103)
 UBS AG                                Sell      80,000          5            9/20/16      (6,604)        (624)            (7,228)
                                             ----------                                ----------  -----------  -----------------
                                      Total     380,000                                   (31,369)      (2,962)           (34,331)
                                             ----------                                ----------  -----------  -----------------
                                                                     Grand Total Buys      19,455       (9,187)            10,268
                                                                    Grand Total Sells     (35,256)     (45,900)           (81,156)
                                                                                       ----------  -----------  -----------------
                                                           Total Credit Default Swaps  $  (15,801) $   (55,087) $         (70,888)
                                                                                       ==========  ===========  =================

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit

16 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund
STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

protection in credit default swaps:

                                                    TOTAL MAXIMUM POTENTIAL                              REFERENCE
TYPE OF REFERENCE ASSET ON WHICH THE FUND SOLD    PAYMENTS FOR SELLING CREDIT                          ASSET RATING
PROTECTION                                         PROTECTION (UNDISCOUNTED)    AMOUNT RECOVERABLE*       RANGE**
-----------------------------------------------  ----------------------------  ---------------------  --------------
Investment Grade Single Name Corporate Debt      $                  1,520,000  $                   -     BBB to BBB-
Non-Investment Grade Single Name Corporate Debt                       380,000                      -             BB+
                                                 ----------------------------  ---------------------
Total                                            $                  1,900,000  $                   -
                                                 ============================  =====================

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

INTEREST RATE SWAP CONTRACTS AS OF AUGUST 31, 2011 ARE AS FOLLOWS:

INTEREST RATE/                         NOTIONAL               PAID BY          RECEIVED BY        TERMINATION
SWAP COUNTERPARTY                       AMOUNT               THE FUND            THE FUND             DATE           VALUE
------------------------------------  -----------        ----------------  -------------------  ---------------  -------------
SIX-MONTH AUD BBR BBSW:
                                                                                     Six-Month
Westpac Banking Corp.                     670,000   AUD             5.160%        AUD BBR BBSW          8/12/21  $      (1,979)
                                                                                     Six-Month
Westpac Banking Corp.                     660,000   AUD             5.310         AUD BBR BBSW           8/9/21        (10,194)
                                                                                     Six-Month
Westpac Banking Corp.                   1,310,000   AUD             5.540         AUD BBR BBSW           8/3/21        (45,097)
                                      -----------                                                                -------------
Total                                   2,640,000   AUD                                                                (57,270)

THREE-MONTH NZD BBR FRA:
                                                              Three-Month
Barclays Bank plc                         830,000   NZD       NZD BBR FRA                4.840%         8/12/21          2,868
                                                              Three-Month
Barclays Bank plc                         820,000   NZD       NZD BBR FRA                5.030           8/3/21         13,725
                                                              Three-Month
Barclays Bank plc                       1,650,000   NZD       NZD BBR FRA                5.150           8/3/21         42,170
                                      -----------                                                                -------------
Total                                   3,300,000   NZD                                                                 58,763
THREE-MONTH SEK STIBOR SIDE:
                                                                                   Three-Month
Goldman Sachs Group, Inc. (The)         4,430,000   SEK             2.800      SEK STIBOR SIDE          8/12/21          1,994
                                                                                   Three-Month
Goldman Sachs Group, Inc. (The)         4,490,000   SEK             3.150      SEK STIBOR SIDE           8/8/21        (19,601)
                                                                                   Three-Month
Goldman Sachs Group, Inc. (The)         9,070,000   SEK             3.215      SEK STIBOR SIDE           8/3/21        (52,277)
                                      -----------                                                                -------------
Total                                  17,990,000   SEK                                                                (69,884)

THREE-MONTH USD BBA LIBOR:

Bank of America NA                      9,250,000                   0.505        USD BBA LIBOR           9/3/13         (4,718)
                                      -----------                                                                -------------
Total where Fund pays a fixed rate      9,250,000                                                                       (4,718)
                                      -----------                                                                -------------

17 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund
STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

                                                                   Three-Month
Bank of America NA                        1,790,000              USD BBA LIBOR                2.375           9/2/21         (5,894)
                                                                   Three-Month
Barclays Bank plc                         2,680,000              USD BBA LIBOR                2.360           9/2/21        (11,516)
                                        -----------                                                                   -------------
Total where Fund pays a variable rate     4,470,000                                                                         (17,410)
                                        -----------                                                                   -------------
Total                                    13,720,000                                                                         (22,128)
                                                                                                                      -------------
                                                                                           Total Interest Rate Swaps  $     (90,519)
                                                                                                                      =============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD                         Australian Dollar
NZD                         New Zealand Dollar
SEK                         Swedish Krona

Abbreviations/Definitions are as follows:

BBA LIBOR                   British Bankers' Association London-Interbank
                            Offered Rate
BBR                         Bank Bill Rate
BBR BBSW                    Bank Bill Swap Reference Rate (Australian Financial
                            Market)
FRA                         Forward Rate Agreement
STIBOR SIDE                 Stockholm Interbank Offered Rate

TOTAL RETURN SWAP CONTRACTS AS OF AUGUST 31, 2011 ARE AS FOLLOWS:

REFERENCE ENTITY/                    NOTIONAL                 PAID BY          RECEIVED BY  TERMINATION
SWAP COUNTERPARTY                      AMOUNT                THE FUND             THE FUND         DATE         VALUE
-----------------------------  --------------  ----------------------  -------------------  ------------  ----------
CONSUMER STAPLES SELECT
SECTOR INDEX:
                                                        One-Month USD
                                                       BBA LIBOR plus
                                                      15 basis points
                                                     and if negative,
                                                         the absolute         If positive,
                                                         value of the            the Total
                                                      Total Return of        Return of the
                                                         the Consumer             Consumer
                                                       Staples Select       Staples Select
Morgan Stanley                       $397,640            Sector Index         Sector Index       3/6/12       $ 1,481

                                                        One-Month USD
                                                       BBA LIBOR plus
                                                      15 basis points
                                                     and if negative,
                                                         the absolute         If positive,
                                                         value of the            the Total
                                                      Total Return of        Return of the
                                                         the Consumer             Consumer
                                                       Staples Select       Staples Select
Morgan Stanley                        222,783            Sector Index         Sector Index       3/9/12         1,904
                                                                                                         ------------
                                                                                 Reference Entity Total         3,385
---------------------------------------------------------------------------------------------------------------------
ENERGY SELECT SECTOR INDEX
                                                        One-Month USD
                                                     BBA LIBOR plus 6
                                                     basis points and
                                                     if negative, the
                                                       absolute value         If positive,
                                                         of the Total            the Total
                                                        Return of the        Return of the
                                                        Energy Select        Energy Select
UBS AG                                637,702            Sector Index         Sector Index       8/7/12       (65,568)
---------------------------------------------------------------------------------------------------------------------

18 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund
STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

FTSE 100 INDEX
                                                                                 One-Month
                                                                             USD BBA LIBOR
                                                                            minus 10 basis
                                                                             points and if
                                                         If positive,        negative, the
                                                     the Total Return       absolute value
                                                      of the FTSE 100          of the FTSE
Nomura International                  180,772  GBP              Index            100 Index      8/14/12      (21,992)
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE SELECT SECTOR
INDEX:
                                                        One-Month USD
                                                     BBA LIBOR plus 8
                                                     basis points and
                                                     if negative, the
                                                       absolute value         If positive,
                                                         of the Total            the Total
                                                        Return of the        Return of the
                                                          Health Care          Health Care
                                                        Select Sector        Select Sector
UBS AG                          2,262,822,610                   Index                Index      11/1/11          (18)

                                                        One-Month USD
                                                     BBA LIBOR plus 8
                                                     basis points and
                                                     if negative, the
                                                       absolute value         If positive,
                                                         of the Total            the Total
                                                        Return of the        Return of the
                                                          Health Care          Health Care
                                                        Select Sector        Select Sector
UBS AG                                214,410                   Index                Index      11/4/11         3,424

                                                        One-Month USD
                                                     BBA LIBOR plus 8
                                                     basis points and
                                                     if negative, the
                                                       absolute value         If positive,
                                                         of the Total            the Total
                                                        Return of the        Return of the
                                                          Health Care          Health Care
                                                        Select Sector        Select Sector
UBS AG                                378,828                   Index                Index      11/4/11        (3,096)
                                                                                                         ------------
                                                                                 Reference Entity Total           310
---------------------------------------------------------------------------------------------------------------------
MSCI DAILY TR GROSS EAFE USD
INDEX:
                                                                                 One-Month
                                                                             USD BBA LIBOR
                                                                             plus 15 basis
                                                                             points and if
                                                                             negative, the
                                                                            absolute value
                                                         If positive,         of the Total
                                                     the Total Return        Return of the
                                                          of the MSCI           MSCI Daily
                                                     Daily Gross EAFE       Gross EAFE USD
Citibank NA                           297,912               USD Index                Index      10/7/11        29,895

                                                                                 One-Month
                                                                             USD BBA LIBOR
                                                                             minus 5 basis
                                                                             points and if
                                                                             negative, the
                                                                            absolute value
                                                         If positive,         of the Total
                                                     the Total Return        Return of the
                                                          of the MSCI           MSCI Daily
                                                     Daily Gross EAFE       Gross EAFE USD
Citibank NA                         1,525,415               USD Index                Index       5/3/12       130,138
                                                                                 One-Month

19 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund
STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

                                                                             USD BBA LIBOR
                                                                             plus 15 basis
                                                                             points and if
                                                         If positive,        negative, the
                                                     the Total Return         Total Return
                                                          of the MSCI          of the MSCI
                                                     Daily Gross EAFE          Daily Gross
Citibank NA                           368,145               USD Index       EAFE USD Index       1/9/12        34,304
                                                                                 One-Month
                                                                             USD BBA LIBOR
                                                                             plus 15 basis
                                                                             points and if
                                                         If positive,        negative, the
                                                     the Total Return         Total Return
                                                          of the MSCI          of the MSCI
                                                     Daily Gross EAFE          Daily Gross
Citibank NA                            38,354               USD Index       EAFE USD Index       1/9/12         3,431

                                                                                 One-Month
                                                                             USD BBA LIBOR
                                                                             plus 15 basis
                                                                             points and if
                                                                             negative, the
                                                                            absolute value
                                                         If positive,         of the Total
                                                     the Total Return        Return of the
                                                          of the MSCI           MSCI Daily
                                                     Daily Gross EAFE       Gross EAFE USD
Citibank NA                           611,904               USD Index                Index       1/9/12        40,155

                                                                                 One-Month
                                                                             USD BBA LIBOR
                                                                             plus 20 basis
                                                                             points and if
                                                                             negative, the
                                                                            absolute value
                                                         If positive,         of the Total
                                                     the Total Return        Return of the
                                                          of the MSCI           MSCI Daily
Goldman Sachs Group, Inc.                            Daily Gross EAFE       Gross EAFE USD
(The)                                 191,031               USD Index                Index      5/10/12        (7,024)
                                                                                                         ------------
                                                                                 Reference Entity Total       230,899
---------------------------------------------------------------------------------------------------------------------
MSCI DAILY TR GROSS EUROPE
EURO INDEX
                                                                                 One-Month
                                                                               EUR EURIBOR
                                                                                    and if
                                                                             negative, the
                                                         If positive,         Total Return
                                                     the Total Return          of the MSCI
                                                          of the MSCI          Daily Gross
Goldman Sachs Group, Inc.                                 Daily Gross          Europe Euro
(The)                                 918,739  EUR  Europe Euro Index                Index      1/12/12       (27,836)
---------------------------------------------------------------------------------------------------------------------
MSCI DAILY TR NET EMERGING
MARKETS TAIWAN USD
                                                        One-Month USD
                                                      BBA LIBOR minus
                                                      10 basis points
                                                     and if negative,
                                                         the absolute         If positive,
                                                         value of the            the Total
                                                      Total Return of        Return of the
                                                       the MSCI Daily       MSCI Daily Net
                                                         Net Emerging             Emerging
                                                       Markets Taiwan       Markets Taiwan
Citibank NA                           572,923               USD Index            USD Index       8/7/12       (51,457)
---------------------------------------------------------------------------------------------------------------------
MSCI DAILY TR NET EMERGING
MARKETS USD INDEX:

20 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund
STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

                                                        One-Month USD
                                                       BBA LIBOR plus
                                                      60 basis points
                                                     and if negative,         If positive,
                                                         the absolute            the Total
                                                         value of the        Return of the
                                                      Total Return of       MSCI Daily Net
                                                       the MSCI Daily             Emerging
Goldman Sachs Group, Inc.                                Net Emerging          Markets USD
(The)                                 552,275       Markets USD Index                Index       8/8/12      (35,825)
                                                        One-Month USD
                                                       BBA LIBOR plus
                                                      60 basis points
                                                     and if negative,         If positive,
                                                         the absolute            the Total
                                                         value of the        Return of the
                                                      Total Return of       MSCI Daily Net
                                                       the MSCI Daily             Emerging
Goldman Sachs Group, Inc.                                Net Emerging          Markets USD
(The)                                 373,352       Markets USD Index                Index       8/3/12       22,993
                                                                                                         -----------
                                                                                 Reference Entity Total      (12,832)
--------------------------------------------------------------------------------------------------------------------
MSCI DAILY TR NET FRANCE USD
INDEX:
                                                        One-Month USD
                                                      BBA LIBOR minus
                                                      65 basis points         If positive,
                                                      and if negative            the Total
                                                         the absolute        Return of the
                                                    value of the MSCI       MSCI Daily Net
Goldman Sachs Group, Inc.                            Daily Net France           France USD
(The)                                 384,081               USD Index                Index       7/6/12      (25,903)

                                                        One-Month USD
                                                      BBA LIBOR minus
                                                      65 basis points
                                                     and if negative,
                                                         the absolute         If positive,
                                                         value of the            the Total
                                                      Total Return of        Return of the
                                                       the MSCI Daily       MSCI Daily Net
Goldman Sachs Group, Inc.                              Net France USD           France USD
(The)                                 216,416                   Index                Index       7/6/12      (16,513)
                                                                                                         -----------
                                                                                 Reference Entity Total      (42,416)
--------------------------------------------------------------------------------------------------------------------
MSCI DAILY TR NET GERMANY
USD INDEX:
                                                        One-Month USD
                                                      BBA LIBOR minus
                                                      15 basis points
                                                     and if negative,
                                                         the absolute         If positive,
                                                         value of the            the Total
                                                      Total Return of        Return of the
                                                       the MSCI Daily       MSCI Daily Net
                                                      Net Germany USD          Germany USD
Citibank NA                           381,754                   Index                Index       6/1/12      (69,914)

                                                        One-Month USD
                                                      BBA LIBOR minus
                                                      15 basis points
                                                     and if negative,
                                                         the absolute         If positive,
                                                         value of the            the Total
                                                      Total Return of        Return of the
                                                       the MSCI Daily       MSCI Daily Net
                                                      Net Germany USD          Germany USD
Citibank NA                           189,210                   Index                Index       6/6/12      (28,924)
                                                                                                         -----------
                                                                                 Reference Entity Total      (98,838)
--------------------------------------------------------------------------------------------------------------------
MSCI DAILY TR NET JAPAN USD
INDEX:

21 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund
STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

                                                        One-Month USD
                                                    BBA LIBOR plus 20
                                                     basis points and
                                                     if negative, the
                                                    absolute value of         If positive,
                                                     the Total Return            the Total
                                                    of the MSCI Daily        Return of the
                                                        Net Japan USD       MSCI Daily Net
UBS AG                                377,511                   Index      Japan USD Index       6/4/12       (40,492)
                                                        One-Month USD
                                                    BBA LIBOR plus 20
                                                     basis points and
                                                     if negative, the
                                                    absolute value of         If positive,
                                                     the Total Return            the Total
                                                    of the MSCI Daily        Return of the
                                                        Net Japan USD       MSCI Daily Net
UBS AG                                209,795                   Index      Japan USD Index       6/4/12       (17,785)
                                                                                                         ------------
                                                                                 Reference Entity Total       (58,277)
---------------------------------------------------------------------------------------------------------------------
MSCI DAILY TR NET SWEDEN USD
INDEX
                                                        One-Month USD
                                                     BBA LIBOR plus 7
                                                     basis points and         If positive,
                                                     if negative, the            the Total
                                                    absolute value of        Return of the
                                                       the MSCI Daily       MSCI Daily Net
                                                       Net Sweden USD           Sweden USD
Nomura International                  556,978                   Index                Index       8/6/12        42,910
---------------------------------------------------------------------------------------------------------------------
MSCI SMALL CAP JAPAN LOCAL
INDEX:
                                                        One-Month JPY
                                                     BBA LIBOR plus 5
                                                     basis points and
                                                     if negative, the         If positive,
                                                    absolute value of            the Total
                                                     the Total Return        Return of the
                                                    of the MSCI Small       MSCI Small Cap
                                                      Cap Japan Local          Japan Local
Citibank NA                         1,895,981  JPY              Index                Index       8/1/12        (1,723)
                                                        One-Month JPY
                                                    BBA LIBOR plus 15
                                                     basis points and
                                                     if negative, the         If positive,
                                                    absolute value of            the Total
                                                     the Total Return        Return of the
                                                    of the MSCI Small       MSCI Small Cap
                                                      Cap Japan Local          Japan Local
Citibank NA                        34,297,959  JPY              Index                Index       8/1/12         2,290
                                                                                                         ------------
                                                                                 Reference Entity Total           567
---------------------------------------------------------------------------------------------------------------------
NIKKEI 225 INDEX

                                                                                 One-Month
                                                                             JPY BBA LIBOR
                                                                              plus 9 basis
                                                                             points and if
                                                         If positive,        negative, the
                                                     the Total Return         Total Return
                                                    of the Nikkei 225        of the Nikkei
UBS AG                             57,191,005  JPY              Index            225 Index       8/9/12          (804)
---------------------------------------------------------------------------------------------------------------------
S&P 500 VALUE INDEX:

22 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund
STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

                                                                                 One-Month
                                                                             USD BBA LIBOR
                                                                              plus 7 basis
                                                                             points and if
                                                                             negative, the
                                                                            absolute value
                                                         If positive,         of the Total
                                                     the Total Return        Return of the
Goldman Sachs Group, Inc.                              of the S&P 500        S&P 500 Value
(The)                                 568,394             Value Index                Index       8/7/12        24,059
                                                                                 One-Month
                                                                             USD BBA LIBOR
                                                                             minus 5 basis
                                                                             points and if
                                                                             negative, the
                                                                            absolute value
                                                         If positive,         of the Total
                                                     the Total Return        Return of the
Goldman Sachs Group, Inc.                              of the S&P 500        S&P 500 Value
(The)                                 390,063             Value Index                Index       8/7/12       (29,449)
                                                                                                         ------------
                                                                                 Reference Entity Total        (5,390)
---------------------------------------------------------------------------------------------------------------------
S&P/ASX 200 INDEX
                                                                                 One-Month
                                                                             USD BBA LIBOR
                                                                             plus 10 basis
                                                                             points and if
                                                         If positive,        negative, the
                                                     the Total Return       absolute value
                                                       of the S&P/ASX       of the S&P/ASX
Nomura International                  427,689  AUD          200 Index            200 Index      8/14/12       (17,505)
---------------------------------------------------------------------------------------------------------------------
S&P/TSX 60 INDEX

                                                                                 One-Month
                                                                               CAD BA CDOR
                                                                            minus 35 basis
                                                                             points and if
                                                         If positive,        negative, the
                                                     the Total Return         Total Return
Goldman Sachs Group, Inc.                           of the S&P/TSX 60       of the S&P/TSX
(The)                                 369,730  CAD              Index             60 Index      8/13/12       (32,384)
                                                                                                         ------------
                                                                            Total of Total Return Swaps  $   (157,228)
                                                                                                         ============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD                                 Australian Dollar
CAD                                 Canadian Dollar
EUR                                 Euro
GBP                                 British Pounds Sterling
JPY                                 Japanese Yen

Abbreviations are as follows:
ASX 200                             Australian Securities Exchange
BA CDOR                             Canada Bankers Acceptances Deposit Offering
                                    Rate
BBA LIBOR                           British Bankers' Association London-
                                    Interbank Offered Rate
EURIBOR                             Euro Interbank Offered Rate

23 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund
STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

FTSE 100                            United Kingdom 100 most highly capitalized
                                    companies on the London Stock Exchange
MSCI                                Morgan Stanley Capital International
MSCI EAFE                           Morgan Stanley Capital International Europe,
                                    country-regionAustralia and Far East. A
                                    stock market index of foreign stocks from
                                    the perspective of a North American investor
NIKKEI 225                          225 top-rated Japanese companies listed on
                                    the Tokyo Stock Exchange
S&P                                 Standard & Poor's
TSX 60                              60 largest companies on the Toronto Stock
                                    Exchange
TR                                  Total Return

VOLATILITY SWAPS AS OF AUGUST 31, 2011 ARE AS FOLLOWS:

REFERENCE ENTITY/             NOTIONAL       PAID BY             RECEIVED BY           TERMINATION
SWAP COUNTERPARTY              AMOUNT       THE FUND              THE FUND                 DATE      VALUE
--------------------------- ----------  -----------------  --------------------------  ----------  ---------
AUD/CHF SPOT EXCHANGE
RATE:
                                                              The Historic Volatility
                                                              of the mid AUD/CHF spot
                                                             exchange rate during the
Credit Suisse International 1,100  AUD              27.50%         Observation Period     9/19/11  $  (8,439)
                                                              The Historic Volatility
                                                              of the mid AUD/CHF spot
                                                             exchange rate during the
Deutsche Bank AG            1,200  AUD              23.75          Observation Period     9/12/11      5,623
                                                              The Historic Volatility
                                                              of the mid AUD/CHF spot
Merrill Lynch & Co.,                                         exchange rate during the
Inc.                        1,100  AUD              17.40          Observation Period      9/6/11     16,057
                                                                                                   ---------
                                                              Reference Entity Total                  13,241
------------------------------------------------------------------------------------------------------------
CAD/JPY SPOT EXCHANGE RATE

                                             The Historic
                                        Volatility of the
                                              mid CAD/JPY
                                            spot exchange
                                          rate during the
                                              Observation
Merrill Lynch & Co., Inc.   1,200  CAD             Period                       14.90%    9/23/11      1,262
------------------------------------------------------------------------------------------------------------
CHF/NOK SPOT EXCHANGE RATE
                                                              The Historic Volatility
                                                              of the mid CHF/NOK spot
                                                             exchange rate during the
Merrill Lynch & Co., Inc.   1,000  CHF              18.50          Observation Period     9/30/11         88
------------------------------------------------------------------------------------------------------------
CHF/SEK SPOT EXCHANGE RATE:

                                                              The Historic Volatility
                                                              of the mid CHF/SEK spot
                                                             exchange rate during the
BNP Paribas                   900  CHF              25.50    the Observation Period       9/23/11     (6,205)
                                                              The Historic Volatility
                                                              of the mid CHF/SEK spot
                                                             exchange rate during the
Deutsche Bank AG            1,000  CHF              24.35        Observation Period       9/19/11     (4,187)
                                                              The Historic Volatility
                                                              of the mid CHF/SEK spot
Goldman Sachs Group,                                         exchange rate during the
Inc. (The)                    900  CHF              22.90        Observation Period       9/26/11     (2,941)

24 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund
STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

                                                              The Historic Volatility
                                                              of the mid CHF/SEK spot
Goldman Sachs Group, Inc.                                    exchange rate during the
(The)                         900  CHF              25.25          Observation Period     9/22/11     (6,339)
                                                              The Historic Volatility
                                                              of the mid CHF/SEK spot
                                                             exchange rate during the
JPMorgan Chase Bank NA      1,000  CHF              29.70          Observation Period     9/19/11     (7,103)
                                                                                                   ---------
                                                                Reference Entity Total               (26,775)
------------------------------------------------------------------------------------------------------------
EUR/CAD SPOT EXCHANGE RATE

                                             The Historic
                                        Volatility of the
                                              mid EUR/CAD
                                            spot exchange
                                          rate during the
                                              Observation
Deutsche Bank AG              800  EUR             Period                       10.00     10/3/11     (1,455)
                                             The Historic
                                            Volatility of
                                          the mid EUR/CAD
                                            spot exchange
                                          rate during the
                                              Observation
Merrill Lynch & Co., Inc.     800  EUR             Period                        9.60     10/3/11         --
------------------------------------------------------------------------------------------------------------
EUR/CHF SPOT EXCHANGE RATE
                                             The Historic
                                        Volatility of the
                                              mid EUR/CHF
                                            spot exchange
                                          rate during the
                                              Observation
Credit Suisse International   800  EUR             Period                      19.650     9/12/11     (9,192)
------------------------------------------------------------------------------------------------------------
GBP/CHF SPOT EXCHANGE RATE:
                                                              The Historic Volatility
                                                              of the mid GBP/CHF spot
Credit Suisse                                                exchange rate during the
International                 700  GBP              23.25          Observation Period     9/16/11     (6,015)
                                                              The Historic Volatility
                                                              of the mid GBP/CHF spot
Goldman Sachs Group,                                         exchange rate during the
Inc. (The)                    700  GBP              24.00          Observation Period     9/12/11      2,126
                                                              The Historic Volatility
                                                              of the mid GBP/CHF spot
Merrill Lynch & Co.,                                         exchange rate during the
Inc.                          700  GBP              23.50          Observation Period     9/15/11     (5,416)
                                                                                                   ---------
                                                               Reference Entity Total                 (9,305)
------------------------------------------------------------------------------------------------------------
NZD/JPY SPOT EXCHANGE RATE

25 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund
STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

                                             The Historic
                                        Volatility of the
                                              mid NZD/JPY
                                            spot exchange
                                          rate during the
                                              Observation
Credit Suisse International 1,400  NZD             Period                       14.00      9/6/11     (5,015)
------------------------------------------------------------------------------------------------------------
NZD/USD SPOT EXCHANGE RATE:
                                             The Historic
                                        Volatility of the
                                              mid NZD/USD
                                            spot exchange
                                          rate during the
                                              Observation
Credit Suisse International      1,200             Period                       16.70     9/29/11      2,720
                                             The Historic
                                        Volatility of the
                                             mid  NZD/USD
                                            spot exchange
                                          rate during the
                                              Observation
Credit Suisse International      1,200             Period                       16.60     9/30/11      2,511
                                             The Historic
                                        Volatility of the
                                              mid NZD/USD
                                            spot exchange
                                          rate during the
Goldman Sachs Group,                          Observation
Inc. (The)                       1,200             Period                       12.30      9/6/11     (2,218)
                                             The Historic
                                        Volatility of the
                                              mid NZD/USD
                                            spot exchange
                                          rate during the
                                              Observation
Merrill Lynch & Co., Inc.        1,200             Period                       16.30     9/26/11      3,431
                                                                           Reference Entity Total      6,444
------------------------------------------------------------------------------------------------------------
USD/JPY SPOT EXCHANGE RATE:
                                                              The Historic Volatility
                                                              of the mid USD/JPY spot
                                                             exchange rate during the
Credit Suisse International      1,200              10.55          Observation Period      9/8/11     (1,710)

                                             The Historic
                                        Volatility of the
                                         mid USD/JPY spot
                                           exchange rate
                                              during the
                                              Observation
JPMorgan Chase Bank NA           1,200             Period                       10.90      9/9/11     (2,178)
                                                                                                   ---------
                                                                           Reference Entity Total     (3,888)
                                                                                                   ---------
                                                                           Total Volatility Swaps  $ (34,595)
                                                                                                   =========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD         Australian Dollar
CAD         Canadian Dollar
CHF         Swiss Franc
EUR         Euro

26 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund
STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

GBP         British Pounds Sterling
NZD         Zealand Dollar

Abbreviations are as follows:

JPY         Japanese Yen
NOK         Norwegian Krone
SEK         Swedish Krona

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

SWAP SUMMARY AS OF AUGUST 31, 2011 IS AS FOLLOWS:

                                         SWAP TYPE FROM      NOTIONAL
SWAP COUNTERPARTY                       FUND PERSPECTIVE     AMOUNT           VALUE
Bank of America NA                      Interest Rate      $  11,040,000    $ (10,612)
-------------------------------------------------------------------------------------
Barclays Bank plc:

                                        Credit Default
                                        Buy Protection           380,000       (2,051)
                                        Credit Default
                                        Sell Protection          380,000       (1,962)
                                        Interest Rate          3,300,000 NZD   58,763
                                        Interest Rate          2,680,000      (11,516)
                                                                            ---------
                                                                               43,234
-------------------------------------------------------------------------------------
BNP Paribas                             Volatility                   900 CHF   (6,205)
-------------------------------------------------------------------------------------

Citibank NA:

                                        Total Return          36,193,940 JPY      567
                                        Total Return           3,985,617       87,628
                                                                            ---------
                                                                               88,195
-------------------------------------------------------------------------------------
Citibank NA, New York:

                                        Credit Default
                                        Buy Protection           380,000          511
                                        Credit Default
                                        Sell Protection          300,000       (2,338)
                                                                            ---------
                                                                               (1,827)
-------------------------------------------------------------------------------------
Credit Suisse International:

                                        Credit Default
                                        Sell Protection          380,000      (18,465)
                                        Volatility                 1,100 AUD   (8,439)
                                        Volatility                   800 EUR   (9,192)
                                        Volatility                   700 GBP   (6,015)
                                        Volatility                 1,400 NZD   (5,015)
                                        Volatility                 3,600        3,521
                                                                            ---------
                                                                              (43,605)
-------------------------------------------------------------------------------------
Deutsche Bank AG:

27 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund
STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

                                        Volatility                 1,200 AUD          5,623
                                        Volatility                 1,000 CHF         (4,187)
                                        Volatility                   800 EUR         (1,455)
                                                                                  ---------
                                                                                        (19)
-------------------------------------------------------------------------------------------
Deutsche Bank, London Branch:

                                        Credit Default
                                        Buy Protection           760,000             (3,003)
                                        Credit Default
                                        Sell Protection          380,000             (7,412)
                                                                                  ---------
                                                                                    (10,415)
-------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):

                                        Interest Rate         17,990,000 SEK        (69,884)
                                        Total Return             369,730 CAD        (32,384)
                                        Total Return             918,739 EUR        (27,836)
                                        Total Return           2,675,612            (67,662)
                                        Volatility                 1,800 CHF         (9,280)
                                        Volatility                   700 GBP          2,126
                                        Volatility                 1,200             (2,218)
                                                                                  ---------
                                                                                   (207,138)
-------------------------------------------------------------------------------------------
Goldman Sachs International:

                                        Credit Default
                                        Buy Protection           380,000             (4,644)
                                        Credit Default
                                        Sell Protection          380,000            (15,099)
                                                                                  ---------
                                                                                    (19,743)
-------------------------------------------------------------------------------------------
JPMorgan Chase Bank NA:

                                        Volatility                 1,000 CHF         (7,103)
                                        Volatility                 1,200             (2,178)
                                                                                  ---------
                                                                                     (9,281)
-------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.:

                                        Volatility                 1,100 AUD         16,057
                                        Volatility                 1,200 CAD          1,262
                                        Volatility                 1,000 CHF             88
                                        Volatility                   800 EUR             --
                                        Volatility                   700 GBP         (5,416)
                                        Volatility                 1,200              3,431
                                                                                  ---------
                                                                                     15,422
-------------------------------------------------------------------------------------------
Morgan Stanley                          Total Return             620,423              3,385
-------------------------------------------------------------------------------------------

Nomura International:

                                        Total Return             427,689 AUD        (17,505)
                                        Total Return             180,772 GBP        (21,992)
                                        Total Return             556,978             42,910
                                                                                  ---------
                                                                                      3,413
-------------------------------------------------------------------------------------------
UBS AG:

                                        Credit Default
                                        Sell Protection           80,000               (624)

                                        Total Return          57,191,005 JPY           (804)

                                        Total Return       2,264,640,856           (123,535)
                                                                                  ---------
                                                                                   (124,963)
-------------------------------------------------------------------------------------------
Westpac Banking Corp.                   Interest Rate          2,640,000 AUD        (57,270)
                                                                                  ---------
                                                             Total Swaps          $(337,429)
                                                                                  =========

28 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund
STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

Notional amount is reported in U.S.Dollars (USD), except for those denoted in the following currencies:

AUD            Australian Dollar
CAD            Canadian Dollar
CHF            Swiss Franc
EUR            Euro
GBP            British Pounds Sterling
JPY            Japanese Yen
NZD            New Zealand Dollar
SEK            Swedish Krona

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Event-linked bonds are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Prices are determined based upon information obtained from market participants including reported trade data and broker-dealer price quotations.

Swap contracts are valued utilizing price quotations obtained from broker-dealer counterparties or independent pricing services. Values are determined based on relevant market information on the underlying reference assets which may include credit spreads,

29 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund
STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures and forward currency rates.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

EVENT-LINKED BONDS. The Fund may invest in "event-linked" bonds. Event-linked bonds, which are sometimes referred to as "catastrophe" bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations in the annual and semiannual reports as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations in the annual and semiannual reports upon the sale or maturity of such securities.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OPPENHEIMER MASTER FUNDS. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the "Master Funds"). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund's

30 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund
STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds' expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in the Master Funds.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

31 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund
STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of August 31, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $523,948, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $70,718 as of August 31, 2011. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

     As of August 31, 2011 the Fund has required certain counterparties to post collateral of $269,984.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

     As of August 31, 2011, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $574,266, for which collateral was not posted by the Fund. If a contingent feature would have been triggered as of August 31, 2011, the Fund could have been required to pay this amount in cash to its counterparties.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

32 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund
STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

During the period ended August 31, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $10,586,938 and $15,957,833, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.

33 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund
STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.

During the period ended August 31, 2011, the Fund had an ending monthly average market value of $4,970,527 and $7,616,177 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased call options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has written put options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended August 31, 2011, the Fund had an ending monthly average market value of $128,004 and $2,283 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended August 31, 2011 was as follows:

34 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund
STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

                                          CALL OPTIONS                PUT OPTIONS
                            -------------------------- --------------------------
                             NUMBER OF      AMOUNT OF    NUMBER OF     AMOUNT OF
                             CONTRACTS      PREMIUMS     CONTRACTS     PREMIUMS
                            ------------  ------------ -------------  -----------
Options outstanding as of
May 31, 2011                          14  $    82,570              7  $     2,779
Options written              344,970,044      381,896    344,970,049      119,786
Options closed or expired   (127,830,028)    (120,851)  (193,970,041)     (71,566)
Options exercised           (193,970,014)    (235,285)  (127,830,007)     (33,683)
                            ------------  ------------ -------------  -----------
Options outstanding as of
August 31, 2011               23,170,016  $   108,330     23,170,008  $    17,316
                            ============  ============ =============  ===========

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

35 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund
STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.

     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and/or, indexes.

     The Fund has purchased credit protection through credit default swaps to take an outright negative investment perspective on the credit risk of individual securities and/or indexes as opposed to decreasing its credit risk exposure related to similar debt securities held by the Fund.

     For the period ended August 31, 2011, the Fund had ending monthly average notional amounts of $2,452,500 and $1,900,000 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.

     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.

     For the period ended August 31, 2011, had ending monthly average notional amounts of $10,668,334 and $4,981,107 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

     The Fund has entered into total return swaps on various equity securities or indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract.

36 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund
STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

     The Fund has entered into total return swaps on various equity securities or indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same securities or index multiplied by the notional amount of the contract.

     For the period ended August 31, 2011, the Fund had ending monthly average notional amounts of $4,447,861 and $4,162,218 on total return swaps which are long the reference asset and total return swaps which are short the reference asset, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     VOLATILITY SWAP CONTRACTS. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the volatility of the reference investment as measured by changes in its price or level while the other cash flow is based on an interest rate or the measured volatility of a different reference investment. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment's volatility, or size of the movement, rather than general directional increases or decreases in its price.

     Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

     The Fund has entered into volatility swaps to increase exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay the measured volatility and receive a fixed interest payment over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will depreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will appreciate in value.

     The Fund has entered into volatility swaps to decrease exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay a fixed interest payment and receive the measured volatility over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will appreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will depreciate in value.

     For the period ended August 31, 2011, the Fund had ending monthly average notional amounts of $9,365 and $15,645 on volatility swaps which pay volatility and volatility swaps which receive volatility, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

RESTRICTED SECURITIES@BODY FIRST:

As of August 31, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

37 | Oppenheimer Absolute Return Fund

Oppenheimer Absolute Return Fund
STATEMENT OF INVESTMENTS   August 31, 2011 (Unaudited)

Federal tax cost of securities            $ 18,799,336
Federal tax cost of other investments       (2,861,947)
                                          ------------
Total federal tax cost                    $ 15,937,389
                                          ============
Gross unrealized appreciation             $    893,495
Gross unrealized depreciation               (1,817,158)
                                          ------------
Net unrealized depreciation               $   (923,663)
                                          ============

38 | Oppenheimer Absolute Return Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 8/31/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Absolute Return Fund

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 10/12/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 10/12/2011

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 10/12/2011